UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-23308

 NAME OF REGISTRANT:                     PPM Funds



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 225 W. Wacker Drive, Suite
                                         1200
                                         Chicago, IL 60606

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Joseph B. O'Boyle
                                         225 W. Wacker Drive, Suite
                                         1200
                                         Chicago , IL 60606

 REGISTRANT'S TELEPHONE NUMBER:          312-634-2500

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2022 - 06/30/2023


PPM Core Plus Fixed Income Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


PPM High Yield Core Fund
--------------------------------------------------------------------------------------------------------------------------
 CLEAR CHANNEL OUTDOOR HOLDINGS, INC.                                                        Agenda Number:  935783870
--------------------------------------------------------------------------------------------------------------------------
        Security:  18453H106
    Meeting Type:  Annual
    Meeting Date:  03-May-2023
          Ticker:  CCO
            ISIN:  US18453H1068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       John Dionne                                               Mgmt          For                            For
       Lisa Hammitt                                              Mgmt          For                            For
       Andrew Hobson                                             Mgmt          For                            For
       Thomas C. King                                            Mgmt          For                            For
       Joe Marchese                                              Mgmt          For                            For
       W. Benjamin Moreland                                      Mgmt          For                            For
       Mary Teresa Rainey                                        Mgmt          For                            For
       Scott R. Wells                                            Mgmt          For                            For
       Jinhy Yoon                                                Mgmt          For                            For

2.     Approval of the advisory (non-binding)                    Mgmt          For                            For
       resolution on executive compensation

3.     Approval of the advisory (non-binding) vote               Mgmt          1 Year                         For
       on the frequency of future say-on-pay votes

4.     Ratification of Ernst & Young LLP as the                  Mgmt          For                            For
       independent accounting firm for the year
       ending December 31, 2023




--------------------------------------------------------------------------------------------------------------------------
 IHEARTMEDIA, INC.                                                                           Agenda Number:  935814699
--------------------------------------------------------------------------------------------------------------------------
        Security:  45174J509
    Meeting Type:  Annual
    Meeting Date:  18-May-2023
          Ticker:  IHRT
            ISIN:  US45174J5092
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Robert W. Pittman                                         Mgmt          For                            For
       James A. Rasulo                                           Mgmt          For                            For
       Richard J. Bressler                                       Mgmt          For                            For
       Samuel E. Englebardt                                      Mgmt          For                            For
       Brad Gerstner                                             Mgmt          For                            For
       Cheryl Mills                                              Mgmt          For                            For
       Graciela Monteagudo                                       Mgmt          For                            For
       K. Sivaramakrishnan                                       Mgmt          For                            For

2.     The ratification of the appointment of                    Mgmt          For                            For
       Ernst & Young LLP as our independent
       registered public accounting firm for the
       fiscal year ending December 31, 2023.

3.     The approval, on an advisory (non-binding)                Mgmt          For                            For
       basis, of the compensation of our named
       executive officers.

4.     The approval, on an advisory (non-binding)                Mgmt          1 Year                         For
       basis, of the frequency of future advisory
       (non-binding) votes on the compensation of
       our named executive officers.

5.     The approval of an amendment to the                       Mgmt          For                            For
       iHeartMedia, Inc. 2021 Long- Term Incentive
       Award Plan.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         PPM Funds
By (Signature)       /s/ Mary Capasso
Name                 Mary Capasso
Title                President
Date                 08/28/2023